Schedule of Goodwill and Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Goodwill	$ 21,679,411	$ 23,179,411	$ 64,867,282	$ 3,108,000
Assets	46,050,487	54,184,874	104,683,041
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Goodwill
Assets	2,660,979	4,785,643	14,516,466
Drones And Custom Manufacturing [Member]
Segment Reporting Information [Line Items]
Goodwill
Assets	12,383,293	14,930,789
Sensors [Member]
Segment Reporting Information [Line Items]
Goodwill	18,972,896	18,972,896	18,972,896
Assets	25,495,556	26,081,788	25,548,066
SaaS [Member]
Segment Reporting Information [Line Items]
Goodwill	2,706,515	4,206,515	33,238,809
Assets	$ 5,510,659	8,386,654	37,545,298
Drones [Member]
Segment Reporting Information [Line Items]
Goodwill			12,655,577
Assets		$ 14,930,789	$ 27,073,211